Investment properties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Type Of Asset	Investment properties at FVPL
Investment property	$ 0	$ 5,119	$ 0
Fair Value Hierarchy	Level 3
Valuation Method	Discounted cash flows
Fair value of Significant Unobservable Inputs	1) Existing leasing contracts 2) Investments made to operate 3) Current operating expenses 4) Weighted average cost of capital WAC